Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events	Subsequent eventsOn January 31, 2024, ECARX (Hubei) Tech acquired additional 13.10% equity interest in Suzhou Photon-Matrix from four of its existing shareholders for a total consideration of RMB46,306. As a result of this acquisition, the Company owns a controlling interest of 62.27% in Suzhou Photon-Matrix and will consolidate Suzhou Photon-Matrix from this date.